Other Provisions - Schedule of Other Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding invoices	€ 311	€ 393
Auditing costs	501	323
Provision for litigation costs	1,940	2,305
Other provisions	290	474
Total	3,042	€ 3,495
Utilization [Member]
Statement Line Items [Line Items]
Outstanding invoices	(339)
Auditing costs	(314)
Provision for litigation costs	(672)
Other provisions	(357)
Total	(1,682)
Released [Member]
Statement Line Items [Line Items]
Outstanding invoices	(17)
Auditing costs	(8)
Provision for litigation costs	0
Other provisions	(83)
Total	(109)
Additions [Member]
Statement Line Items [Line Items]
Outstanding invoices	274
Auditing costs	501
Provision for litigation costs	307
Other provisions	286
Total	1,368
Translation Difference [Member]
Statement Line Items [Line Items]
Outstanding invoices	0
Auditing costs	(1)
Provision for litigation costs	0
Other provisions	(30)
Total	€ (31)